REVENUE RECOGNITION - Disaggregation of revenue (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,526,689	$ 13,049,009	$ 17,522,164
Charging revenue - retail
Disaggregation of Revenue [Line Items]
Total revenues	283,429	5,582,931	6,073,029
Charging revenue - OEM
Disaggregation of Revenue [Line Items]
Total revenues	80,399	1,312,646	3,511,402
Ancillary revenue
Disaggregation of Revenue [Line Items]
Total revenues	64,542	1,596,391	2,649,619
Non-charging revenue - OEM
Disaggregation of Revenue [Line Items]
Total revenues	9,178	552,210
Regulatory credits and other
Disaggregation of Revenue [Line Items]
Total revenues	99,105	1,758,435	1,843,514
Regulatory credits
Disaggregation of Revenue [Line Items]
Total revenues	$ 990,036	$ 2,246,396	$ 3,444,600